Intangible Assets & Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets & Goodwill
NOTE 6. INTANGIBLE ASSETS & GOODWILL
At June 30, 2021 and December 31, 2020, definite-lived intangible assets consisted of the following:

	June 30, 2021
(dollars in thousands)	Net amount	Adjustments to purchase price allocation	Additions	Amortization expense	Net amount
Licenses	$84,517	$3,683	$28,195	$3,125	$113,270
Moxie brand	2,828	—	—	494	2,334
Tradenames	2,109	—	—	428	1,681
Customer relationship	683	—	—	100	583
Non-compete	7	—	—	7	—
Internal use software	3,656	—	1,952	370	5,238

	$93,800	$3,683	$30,147	$4,524	$123,106

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$2,308	$84,517
Moxie brand	—	—	2,960	132	2,828
Tradenames	800	—	1,510	201	2,109
Customer relationship	883	—	—	200	683
Non-compete	25	—	—	18	7
Trademarks	134	—	—	134	—
Internal use software	3,656	—	—	—	3,656

	$30,036	$887	$65,870	$2,993	$93,800

Amortization expense for the three and six months ended June 30, 2021 was $2.5 million and $4.5 million, respectively.
The following table outlines the estimated future annual amortization expense related to all intangible assets as of June 30, 2021:

Estimated amortization
(dollars in thousands)
Remaining 2021	$5,359
2022	11,134
2023	10,348
2024	9,376
2025	8,923
Thereafter	77,966

$123,106

Goodwill arose from the acquisition of PurePenn, LLC, Pioneer Leasing & Consulting and Solevo Wellness, see
“Note 3 - Acquisitions”
. The Company tested for impairment in the fourth quarter of the year ended December 31, 2020.
At June 30, 2021, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2020	$7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473
At December 31, 2020	$74,100
Measurement period purchase price allocation adjustments of Solevo Wellness	(2,639)
Measurement period purchase price allocation adjustments of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	(338)

At June 30, 2021	$71,123

6.	INTANGIBLE ASSETS & GOODWILL
At December 31, 2020 and 2019, definite-lived intangible assets consisted of the following:

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$2,308	84,517
Moxie brand	—	—	2,960	132	2,828
Tradenames	800	—	1,510	201	2,109
Customer relationship	883	—	—	200	683
Non-compete	25	—	—	18	7
Trademarks	134	—	—	134	—

	$26,380	$887	$65,870	$2,992	90,144

	December 31, 2019
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$11,568	$—	$14,300	$1,330	$24,538
Moxie brand	—	—	—	—	—
Tradenames	900	—	—	100	800
Customer relationship	—	—	1,000	117	883
Non-compete	—	—	35	10	25
Trademarks	9	—	321	196	134

	$12,477	$—	$15,656	$1,753	$26,380

Amortization expense for the years ended December 31, 2020 and 2019 was $3.0 million and $1.8 million, respectively.
The following table outlines the estimated future annual amortization expense related to intangible assets as of December 31, 2020:

Year Ended December 31,	Estimated Amortization
(dollars in thousands)
2021	$7,914
2022	7,823
2023	7,038
2024	6,066
2025	5,982
Thereafter	55,321

$90,144

Goodwill arose from the acquisition of PurePenn, LLC, Pioneer Leasing & Consulting and Solevo Wellness, and The Healing Corner, Inc. see
“Note 3—Acquisitions”
. The Company tested for impairment in the fourth quarter of the year ended December 31, 2020.
At December 31, 2020, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2019	$—
Acquisition of The Healing Corner, Inc.	7,316
At of December 31, 2019	$7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473

At December 31, 2020	$74,100